Other Income and Expenses (Details) - Schedule of Depreciation, Amortisation and Costs of Inventories - Other Income and Expenses [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Depreciation, Amortisation and Costs of Inventories [Line Items]
Impairment of inventories			¥ 7,840
Impairment of property, plant and equipment			34,858
Impairment of intangible assets			427,314
Impairment of goodwill			237,225
Others		(6)
Total other losses		(6)	707,237
Included in cost of sales [Member]
Included in cost of sales:
Depreciation of property, plant and equipment	[1]	1,806	13,983	9,709
Depreciation of right-of-use assets				696
Amortisation of intangible assets		5,105	18,095	8,271
Inventories disposal		22,605	21,231	18,782
Included in selling and distribution expenses [Member]
Included in cost of sales:
Depreciation of right-of-use assets		1,338	1,315	821
Included in administrative expenses [Member]
Included in cost of sales:
Depreciation of property, plant and equipment		160	983	1,000
Depreciation of right-of-use assets		860	2,118	2,622
Amortisation of intangible assets		¥ 545	¥ 531	¥ 151

[1]	Depreciation of property, plant and equipment during the year ended December 31, 2023 decreased due to disposal of property, plant and equipment.